Cover	Jul. 20, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Document Period End Date	Jul. 20, 2021
Current Fiscal Year End Date	--09-30
Entity File Number	333-169805
Entity Registrant Name	CX NETWORK GROUP, INC.
Entity Central Index Key	0001502557
Entity Tax Identification Number	32-0538640
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 2702, Building T1, The Han’s Plaza
Entity Address, Address Line Two	No. 2 Ronghua South Road
Entity Address, Address Line Three	Beijing Economic and Technological Zone
Entity Address, City or Town	Beijing
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	10-87227012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false